As filed with the Securities and Exchange Commission on September 27, 2013
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at July 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 97.2%
Consumer Discretionary: 16.2%
62,410	Coach, Inc.	$3,315,843
64,000	DIRECTV *	4,049,280
95,000	Honda Motor Co Ltd - ADR	3,528,300
38,935	InterActiveCorp	1,970,500
110,370	Johnson Controls, Inc.	4,437,978
74,005	Kohl's Corp.	3,920,785
195,100	Staples, Inc.	3,320,602
57,500	Time Warner, Inc.	3,579,950
59,895	Viacom Inc. - Class B	4,358,559
		32,481,797
Consumer Staples: 7.9%
96,250	Archer-Daniels-Midland Co.	3,510,238
41,000	Bunge Ltd.	3,116,410
61,825	Molson Coors Brewing Co. - Class B	3,094,959
42,500	Walgreen Co.	2,135,625
51,740	Wal-Mart Stores, Inc.	4,032,616
		15,889,848
Energy: 14.4%
14,675	Chevron Corp.	1,847,436
59,920	ConocoPhillips	3,886,411
68,025	Devon Energy Corp.	3,742,055
23,975	Diamond Offshore Drilling Inc.	1,616,874
37,300	Helmerich & Payne, Inc.	2,357,360
43,335	Murphy Oil Corp.	2,934,646
56,000	National Oilwell Varco, Inc.	3,929,520
28,210	Phillips 66	1,734,915
60,000	Royal Dutch Shell Plc - ADR - A Shares	4,101,000
33,000	Schlumberger Ltd.	2,683,890
		28,834,107
Financials: 14.0%
78,500	Allstate Corp.	4,001,930
8,200	BlackRock, Inc.	2,312,072
30,600	The Chubb Corp.	2,646,900
70,560	JPMorgan Chase & Co.	3,932,309
46,000	Marsh & Mclennan Cos, Inc.	1,926,020
150,000	Morgan Stanley	4,081,500
54,300	PNC Financial Services Group, Inc.	4,129,515
45,200	State Street Corp.	3,149,084
52,500	U.S. Bancorp #	1,959,300
		28,138,630

Health Care: 12.1%
71,600	Aetna Inc.	$4,594,572
32,500	Amgen, Inc.	3,519,425
19,280	Becton Dickinson & Co.	1,999,722
50,015	Covidien Plc	3,082,425
5,251	Mallinckrodt Plc *	240,968
28,000	McKesson Corp.	3,434,480
90,000	Merck & Co Inc.	4,335,300
35,515	Zimmer Holdings, Inc.	2,964,792
		24,171,684
Industrials: 13.5%
32,200	3M Co.	3,781,246
48,040	Emerson Electric Co.	2,948,215
22,820	FedEx Corp.	2,418,920
168,760	General Electric Co.	4,112,681
33,070	L-3 Communications Holdings Inc.	3,080,471
46,000	Raytheon Co.	3,304,640
258,000	Southwest Airlines Co.	3,568,140
107,710	Tyco International Ltd.	3,749,385
		26,963,698
Information Technology: 13.1%
30,000	Cognizant Technology Solutions Corp. - Class A *	2,171,700
233,300	Corning, Inc.	3,543,827
68,920	Harris Corp.	3,933,265
164,000	Intel Corp.	3,821,200
127,600	Microsoft Corp.	4,061,508
125,800	NCR Corp. *	4,528,800
84,110	TE Connectivity Ltd.	4,292,974
		26,353,274
Telecommunication Services: 3.5%
84,500	AT&T, Inc.	2,980,315
137,000	Vodafone Group Plc - ADR	4,103,150
		7,083,465
Utilities: 2.5%
22,600	NextEra Energy, Inc.	1,957,386
101,010	Xcel Energy, Inc.	3,025,249
		4,982,635
TOTAL COMMON STOCKS
(Cost $144,287,368)		194,899,138
SHORT-TERM INVESTMENTS: 3.6%
7,267,903	Invesco Short-Term Investment Trust Treasury Portfolio, 0.02% ^	7,267,903
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,267,903)		7,267,903
TOTAL INVESTMENTS IN SECURITIES: 100.8%
(Cost $151,555,271)		202,167,041
Liabilities in Excess of Other Assets: (0.8)%		(1,708,303)
TOTAL NET ASSETS: 100.0%		$200,458,738

ADR	American Depositary Receipts
*	Non-income producing security.
^	Annualized seven-day yield as of July 31, 2013.
#
Affiliated Security.  Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Distributor is affiliated with the Funds’ transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC. The Fund purchased the shares shown below prior to August 27, 2012, when the Distributor became the Fund's principal underwriter.

A schedule of the Fund's investment in affiliated securities held during the nine months ended July 31, 2013, is set forth below:

Issuer	Share Balance at October 31, 2012	Additions	Reductions	Share Balance at July 31, 2013	Dividend Income	Value at July 31, 2013
U.S. Bancorp	52,500	-	-	52,500	$32,550	$1,959,300

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows+:

Cost of investments						$151,637,204
Gross unrealized appreciation						51,186,896
Gross unrealized depreciation						(657,059)
Net unrealized appreciation						$50,529,837

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2013.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$194,899,138	$-	$-	$194,899,138

Short-Term Investments	7,267,903	-	-	7,267,903
	$202,167,041	$-	$-	$202,167,041

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Elaine E. Richards
    Elaine E. Richards, President

Date  09/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
       Elaine E. Richards, President

Date  09/27/2013

By (Signature and Title)* /s/ Eric C. VanAndel
   Eric C. VanAndel, Treasurer

Date  09/27/2013

* Print the name and title of each signing officer under his or her signature.